Share-based Compensation - Summary of Stock Option Awards Outstanding (Details) ¥ in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2021 $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares
Number of Options - Beginning balance		38,667		12,321		13,165
Number of Options - Granted		32,389		33,295
Number of Options - Forfeited		(15,571)		(3,714)		(844)
Number of Options - Exercised		(4,925)		(3,235)
Number of Options - Ending balance		50,560		38,667		12,321	13,165
Number of Options - Exercisable	8,557	8,557	5,252	5,252
Weighted average exercise price, Beginning balance | $ / shares	$ 0.0001		$ 0.0001		$ 0.0001
Weighted average exercise price, Granted | $ / shares	0.0001		0.0001
Weighted average exercise price, Forfeited | $ / shares	0.0001		0.0001		0.0001
Weighted average exercise price, Ending balance | $ / shares	0.0001		0.0001		$ 0.0001
Options, Exercisable, Weighted Average Exercise Price | $ / shares	$ 0.0001		$ 0.0001
Options, Outstanding, Weighted Average Remaining Contractual Term		2 years 6 months 21 days		3 years 1 month 2 days		2 years 9 months	3 years 9 months
Aggregated intrinsic value, Beginning balance | ¥		¥ 48,921		¥ 43,011		¥ 20,514
Aggregated intrinsic value, Ending balance | ¥		29,786		48,921		¥ 43,011	¥ 20,514
Aggregated intrinsic value, Option exercisable | ¥		¥ 5,041		¥ 6,644
Employee [Member]
Number of Options - Beginning balance		37,804		11,821		12,665
Number of Options - Granted		32,389		32,932
Number of Options - Forfeited		(15,571)		(3,714)		(844)
Number of Options - Exercised		(4,925)		(3,235)
Number of Options - Ending balance		49,697		37,804		11,821	12,665
Number of Options - Exercisable	8,216	8,216	5,002	5,002
Consultants [Member]
Number of Options - Beginning balance		863		500		500
Number of Options - Granted				363
Number of Options - Ending balance		863		863		500	500
Number of Options - Exercisable	341	341	250	250